Consolidated statement of income (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Income
NET SALES	$ 36,342,348	$ 46,321,225	$ 21,612,541
Cost of sales	29,614,533	35,042,898	17,868,408
Gross profit	6,727,815	11,278,327	3,744,133
Operating expenses:
General and administrative expenses	4,486,643	2,110,506	1,053,752
Research and development expenses	92,522	136,398	64,991
Selling and marketing expenses	845,221	634,544	322,133
Total operating expenses	5,424,386	2,881,448	1,440,876
Operating income	1,303,429	8,396,879	2,303,257
Other income (expenses):
Other income	1,261,409	1,139,445	610,548
Exchange loss	(156,543)	(49,788)	(24,963)
Interest income	14,572	26,721	19,972
Interest expense	(411,920)	(300,609)	(166,186)
Other expenses, net	(174,007)	(142,419)	(11,330)
Total other income , net	533,511	673,350	428,041
Income before income taxes	1,836,940	9,070,229	2,731,298
Income tax expense	(405,755)	(912,249)	0
Net income before allocation of non-controlling interest	1,431,185	8,157,980	2,731,298
Net loss attributable to non-controlling interest	202,260	28,127	0
Net income attributable to the stockholders	$ 1,633,445	$ 8,186,107	$ 2,731,298
Earnings per common share
- Basic and fully diluted	0.12	0.74	0.25
Weighted average number of common shares outstanding
- Basic and fully diluted	13,314,080	11,084,983	10,937,500